Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Annual discount rate		8.00%	9.00%
Impairment loss recognized in goodwill	$ 13.5